UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 57.5%
Federal Farm Credit Bank — 1.1%
0.75% due 05/30/2017	$2,000,000	$1,995,000

Federal Home Loan Bank — 0.5%
2.14% due 12/05/2022	1,000,000	966,435

Federal National Mtg. Assoc. — 5.9%
1.25% due 09/28/2016	10,000,000	10,096,450
2.25% due 10/17/2022	1,000,000	972,708

		11,069,158

Government National Mtg. Assoc. — 49.9%
3.50% due 11/15/2041	815,586	847,237
3.50% due 03/15/2042	579,646	602,327
3.50% due 06/15/2042	3,697,646	3,841,142
3.50% due 07/15/2042	1,248,232	1,296,673
3.50% due 02/20/2045	1,927,829	2,010,403
4.00% due 03/15/2039	342,511	364,883
4.00% due 04/15/2039	192,736	205,325
4.00% due 06/15/2039	862,570	918,910
4.00% due 12/15/2039	413,897	440,932
4.00% due 08/15/2040	430,031	458,120
4.00% due 09/15/2040	711,344	758,419
4.00% due 11/15/2040	606,445	646,890
4.00% due 12/15/2040	970,536	1,033,929
4.00% due 02/15/2041	588,032	626,616
4.00% due 03/15/2041	346,250	369,300
4.00% due 07/15/2041	667,092	711,569
4.00% due 08/15/2041	1,294,789	1,379,947
4.00% due 09/15/2041	2,628,906	2,801,586
4.00% due 10/15/2041	1,145,981	1,221,989
4.00% due 11/15/2041	3,622,033	3,860,534
4.00% due 12/15/2041	1,374,060	1,463,811
4.00% due 01/15/2042	2,810,099	3,007,511
4.00% due 02/15/2042	1,769,990	1,886,547
4.00% due 03/15/2042	433,797	462,132
4.00% due 06/15/2042	758,178	807,700
4.50% due 05/15/2018	198,090	207,336
4.50% due 08/15/2018	202,046	211,910
4.50% due 09/15/2018	589,471	619,006
4.50% due 10/15/2018	759,325	797,632
4.50% due 09/15/2033	599,130	653,840
4.50% due 03/15/2039	189,935	206,406
4.50% due 04/15/2039	194,547	211,432
4.50% due 05/15/2039	767,312	833,976
4.50% due 06/15/2039	2,554,700	2,776,228
4.50% due 07/15/2039	1,256,687	1,366,011
4.50% due 09/15/2039	385,879	419,289
4.50% due 10/15/2039	281,255	305,783
4.50% due 11/15/2039	348,193	378,493
4.50% due 12/15/2039	1,058,388	1,150,118
4.50% due 01/15/2040	424,023	460,671
4.50% due 02/15/2040	2,115,528	2,301,434
4.50% due 04/20/2044	1,421,648	1,533,903
4.50% due 03/15/2040	1,072,917	1,166,831
4.50% due 04/15/2040	1,249,740	1,358,156
4.50% due 05/15/2040	484,627	527,069
4.50% due 06/15/2040	588,255	639,225
4.50% due 07/15/2040	949,506	1,032,360

Government National Mtg. Assoc. (continued)
4.50% due 08/15/2040	232,094	252,261
4.50% due 09/15/2040	197,138	214,491
4.50% due 11/15/2040	286,332	311,974
4.50% due 01/15/2041	353,620	384,288
4.50% due 02/15/2041	368,686	400,988
4.50% due 03/15/2041	2,528,052	2,747,491
4.50% due 04/15/2041	1,902,115	2,067,487
4.50% due 05/15/2041	415,812	451,750
4.50% due 06/15/2041	969,358	1,060,437
4.50% due 07/15/2041	168,944	183,546
4.50% due 08/15/2041	827,741	899,906
5.00% due 04/15/2018	732,138	773,866
5.00% due 05/15/2018	159,111	167,523
5.00% due 08/15/2033	667,839	745,686
5.00% due 10/15/2033	1,136,300	1,267,991
5.00% due 05/15/2035	321,939	358,423
5.00% due 08/15/2035	592,417	656,780
5.00% due 03/15/2036	253,705	283,401
5.00% due 05/15/2036	139,008	153,858
5.00% due 09/15/2036	314,717	349,697
5.00% due 10/15/2036	182,657	202,037
5.00% due 01/15/2037	513,856	571,490
5.00% due 02/15/2037	566,793	629,583
5.00% due 03/15/2037	163,933	182,091
5.00% due 04/15/2037	1,062,845	1,178,151
5.00% due 04/15/2038	842,183	935,018
5.00% due 05/15/2038	429,586	476,155
5.00% due 08/15/2038	1,130,108	1,253,660
5.00% due 01/15/2039	350,866	389,753
5.00% due 02/15/2039	206,642	228,919
5.00% due 03/15/2039	268,908	298,063
5.00% due 04/15/2039	284,448	315,288
5.00% due 07/20/2039	1,970,276	2,194,437
5.00% due 08/15/2039	587,417	650,205
5.00% due 10/15/2039	1,336,528	1,483,298
5.00% due 11/15/2039	1,108,951	1,229,190
5.00% due 12/15/2039	971,965	1,078,842
5.00% due 04/15/2040	1,142,790	1,265,304
5.00% due 05/15/2040	2,138,252	2,373,188
5.50% due 06/15/2033	1,121,313	1,288,168
5.50% due 07/15/2033	203,751	234,662
5.50% due 10/15/2033	266,453	307,355
5.50% due 01/15/2034	803,006	926,988
5.50% due 02/15/2034	341,199	391,564
5.50% due 04/20/2035	729,087	831,626
5.50% due 09/15/2035	603,305	702,522
5.50% due 10/15/2035	528,768	602,562
5.50% due 02/15/2038	249,751	282,052
5.50% due 04/15/2038	153,089	172,584
5.50% due 05/15/2038	140,991	158,894
5.50% due 09/15/2039	135,982	153,652
5.50% due 03/15/2040	246,922	278,916
5.50% due 08/15/2040	195,013	219,577
6.00% due 04/15/2028	252,709	295,345
6.00% due 08/15/2033	402,606	470,165
6.00% due 12/15/2033	158,138	181,783
6.00% due 07/15/2034	178,977	202,724

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 12/15/2034	134,281	156,347
6.00% due 09/20/2038	2,031,756	2,306,976
6.50% due 10/15/2031	135,690	154,793
Government National Mtg. Assoc. REMIC Series 2010-104, Class NG 3.00% due 07/20/2038(1)	1,199,847	1,228,084

		93,395,396

Small Business Administration — 0.1%
6.30% due 06/01/2018	128,956	137,961

Total U.S. Government Agencies (cost $104,936,613)		107,563,950

U.S. GOVERNMENT TREASURIES — 33.6%
United States Treasury Bonds — 8.9%
2.50% due 02/15/2045	2,000,000	1,760,160
4.25% due 11/15/2040	8,000,000	9,681,248
4.75% due 02/15/2041	4,000,000	5,210,312

		16,651,720

United States Treasury Notes — 24.7%
0.88% due 11/15/2017	2,000,000	2,003,750
1.25% due 10/31/2015	17,000,000	17,062,892
1.50% due 07/31/2016	16,000,000	16,195,008
2.00% due 02/15/2022	5,000,000	4,999,220
2.00% due 02/15/2025	5,000,000	4,857,810
3.13% due 05/15/2019	1,000,000	1,067,109

		46,185,789

Total U.S. Government Treasuries (cost $59,871,268)		62,837,509

Total Long-Term Investment Securities (cost $164,807,881)		170,401,459

SHORT-TERM INVESTMENT SECURITIES — 5.4%
U.S. Government Treasuries — 5.4%
United States Treasury Bills 0.20% due 03/03/16 (cost $9,986,162)	10,000,000	9,990,260

REPURCHASE AGREEMENTS — 3.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $6,225,000)	6,225,000	6,225,000

TOTAL INVESTMENTS (cost $181,019,043)(3)	99.8%	186,616,719
Other assets less liabilities	0.2	366,226

NET ASSETS —	100.0%	$186,982,945

(1)	Collateralized Mortgage Obligation

(2)	See Note 2 for details of Joint Repurchase Agreement.

(3)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$107,563,950	$—	$107,563,950
U.S. Government Treasuries	—	62,837,509	—	62,837,509
Short-Term Investment Securities	—	9,990,260	—	9,990,260
Repurchase Agreements	—	6,225,000	—	6,225,000

Total Investments at Value	$—	$186,616,719	$—	$186,616,719

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description		Principal Amount**/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*		$58,000	$58,789
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034		101,669	95,043
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*		67,000	67,440
B2R Mtg. Trust Series 2015-1,Class A1 2.52% due 05/15/2048*		99,590	99,062
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020		78,000	77,736
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.56% due 04/15/2021		376,000	375,437
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019		126,000	125,942
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*		35,467	35,652
Commercial Mtg. Trust Series 2015-CR22, Class A2 2.86% due 03/10/2048(1)		193,000	198,016
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)		71,000	71,267
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)		148,823	150,707
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(1)		141,858	142,291
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*		106,733	106,302
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*		100,000	99,942
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.35% due 11/25/2036		111,283	97,232
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020		76,000	76,458
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019		114,000	114,225
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)		468,000	470,722
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)		102,000	104,794
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)		971,000	1,004,576
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)		148,181	145,780
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020		76,000	76,750
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*		59,886	60,297
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*		79,000	78,881
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*		79,000	77,644

Total Asset Backed Securities (cost $4,012,872)			4,010,985

U.S. CORPORATE BONDS & NOTES — 42.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		248,000	251,051

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		851,000	678,247

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*		537,000	539,207
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*		105,000	102,823
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	484,169

			1,126,199

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 3.83% due 04/27/2025		95,000	92,347
Harris Corp. Senior Notes 4.85% due 04/27/2035		345,000	330,594
Harris Corp. Senior Notes 5.05% due 04/27/2045		327,000	311,538
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		578,000	588,115

			1,322,594

Airlines — 0.6%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		882,000	888,615
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020		411,632	418,836
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(3)		48,851	49,339
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017		232,838	249,719
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		750,000	765,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		525,649	550,617

			2,922,126

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		997,000	1,031,895

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020		747,000	276,390

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		619,000	619,497
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		577,000	573,273
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		360,000	359,586

			1,552,356

Auto-Heavy Duty Trucks — 0.3%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,417,750

Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		625,000	653,125

Banks-Commercial — 0.5%
Discover Bank Senior Notes 3.10% due 06/04/2020		261,000	260,740
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		445,000	444,779
KeyBank NA Senior Notes 2.25% due 03/16/2020		493,000	488,816
PNC Bank NA Senior Notes 1.13% due 01/27/2017		529,000	529,041
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		610,000	763,366

			2,486,742

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	791,402

Banks-Super Regional — 0.2%
Bank of America NA Senior Notes 1.65% due 03/26/2018		300,000	299,553
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017		628,000	629,610

			929,163

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		876,000	866,417

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		384,000	362,880

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		877,000	867,967
CRH America, Inc. Company Guar. Notes 3.88% due 05/18/2025*		244,000	241,790
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025		334,000	333,165

			1,442,922

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025		468,000	469,170

Cable/Satellite TV — 0.4%
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		681,000	689,512
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		222,000	201,604
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		674,000	623,450
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024		286,000	274,739

			1,789,305

Casino Hotels — 1.0%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023		816,000	836,400
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020		719,000	677,212
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021		1,189,000	995,787
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		629,000	600,695
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		845,000	874,575
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	580,750

			4,565,419

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		969,000	898,844
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		1,505,000	1,467,375
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		900,000	929,250

			3,295,469

Chemicals-Diversified — 0.2%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		857,000	861,285

Chemicals-Specialty — 0.5%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021		1,026,000	1,041,390
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	314,523
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*		912,000	864,120

			2,220,033

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		891,000	899,910

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		573,000	545,341

Commercial Services-Finance — 0.5%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*		340,000	322,150
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		540,000	518,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		1,375,000	1,203,125

			2,043,675

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*		1,564,000	1,188,640
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032		102,000	105,795

			1,294,435

Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		504,000	511,408
Apple, Inc. Senior Notes 3.45% due 02/09/2045		91,000	77,125
Dell, Inc. Senior Notes 4.63% due 04/01/2021		942,000	946,079
Dell, Inc. Senior Notes 7.10% due 04/15/2028		414,000	433,665
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		529,000	523,200

			2,491,477

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		137,000	135,148

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022		335,000	335,837
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		1,750,000	1,964,375

			2,300,212

Containers-Paper/Plastic — 0.3%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		805,000	716,450
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022		505,000	507,525

			1,223,975

Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co. FRS Senior Notes 0.22% due 05/14/2019	EUR	300,000	334,602

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*		1,104,000	1,120,560

Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		1,039,000	1,071,469
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		22,000	20,982
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045		165,000	165,169

			1,257,620

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	245,000	289,916
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		354,000	340,969
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		504,000	493,720
Bank of America Corp Sub. Notes 7.25% due 10/15/2025		117,000	141,706
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		186,000	178,170
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		950,000	946,459
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	40,000	72,308
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		199,000	221,316
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019		411,000	411,963
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		412,000	409,401
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		244,000	235,394
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		518,000	617,941
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		643,000	754,206
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		337,000	334,814
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		513,000	504,421
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		408,000	396,603
Morgan Stanley Senior Notes 1.88% due 01/05/2018		457,000	458,212
Morgan Stanley Senior Notes 2.80% due 06/16/2020		213,000	213,226
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		891,000	892,665
Morgan Stanley Senior Notes 4.75% due 03/22/2017		700,000	738,462
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		395,000	413,509
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	300,000	399,841

			9,465,222

Diversified Financial Services — 0.3%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016		682,000	687,108
General Electric Capital Corp. Company Guar. Notes 4.88% due 09/18/2037	GBP	125,000	220,313
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		420,000	421,226

			1,328,647

Diversified Manufacturing Operations — 0.6%
3M Co. FRS Senior Notes 0.22% due 05/15/2020	EUR	600,000	665,987
General Electric Co. Senior Notes 2.70% due 10/09/2022		432,000	422,308
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		567,000	623,947
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	618,862
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		343,000	330,895

			2,661,999

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018		208,000	207,207

E-Commerce/Services — 0.2%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021		864,000	896,400

Electric-Generation — 0.1%
NRG REMA LLC Pass Through Certs. 9.24% due 07/02/2017		221,677	232,206

Electric-Integrated — 1.5%
AES Corp. Senior Notes 5.50% due 03/15/2024		1,020,000	981,750
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020		227,000	225,096
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		755,000	793,991
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044		359,000	360,241
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045		326,000	321,225
Exelon Corp. Senior Notes 4.95% due 06/15/2035		161,000	162,531
Exelon Corp. Senior Notes 5.10% due 06/15/2045		164,000	164,656
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020		307,000	308,062
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	555,592
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	183,175
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017		194,836	205,552
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 10.06% due 12/30/2028		466,687	511,022
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		208,000	208,607
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017		628,000	627,324
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*		900,000	900,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*		255,000	253,302

			6,762,126

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018		229,000	228,846
Corning, Inc. Senior Notes 2.90% due 05/15/2022		229,000	228,359

			457,205

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 1.35% due 12/15/2017		496,000	495,824
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*		900,000	831,375

			1,327,199

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024		100,000	97,205

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*		636,000	645,540

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.90% due 05/15/2035		345,000	320,847
Oracle Corp. Senior Notes 4.13% due 05/15/2045		181,000	167,842

			488,689

Finance-Auto Loans — 0.5%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020		871,000	869,363
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024		485,000	486,213
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*		1,075,000	1,109,937

			2,465,513

Finance-Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*		524,000	510,900
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		498,000	489,285

			1,000,185

Finance-Consumer Loans — 0.5%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021		1,378,000	1,302,210
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*		575,000	599,437
Synchrony Financial Senior Notes 4.25% due 08/15/2024		447,000	448,920

			2,350,567

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017		281,000	281,915
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020		374,000	371,317
Discover Financial Services Senior Notes 3.75% due 03/04/2025		441,000	421,080

			1,074,312

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)		361,000	36
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022		281,000	278,614

			278,678

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*		900,000	861,750

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017		192,000	191,676
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017		850,000	851,709
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020		385,000	379,425

			1,422,810

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,115,000	852,975

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*		1,100,000	1,122,000

Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*		733,000	737,581

Food-Misc./Diversified — 0.3%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022		1,066,000	1,066,000
Mondelez International, Inc. Senior Notes 7.25% due 07/18/2018	GBP	100,000	181,608

			1,247,608

Food-Retail — 0.2%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*		365,000	387,812
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022		583,000	611,786

			999,598

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		1,131,000	1,063,140

Gambling (Non-Hotel) — 0.3%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*		585,000	604,013
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		572,000	547,690
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)(6)		478,062	4,685

			1,156,388

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		252,000	248,777

Hotels/Motels — 0.1%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*		650,000	658,125

Independent Power Producers — 0.5%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*		800,000	838,000
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		753,000	768,060
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		662,000	671,930

			2,277,990

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025		413,000	419,691
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	333,288
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		494,000	492,439

			1,245,418

Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		831,000	976,383

Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		242,000	214,911
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		679,000	685,914

			900,825

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,204,000	1,187,445
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*		1,048,000	1,035,110

			2,222,555

Investment Management/Advisor Services — 0.5%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,106,000
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		1,196,000	1,181,050

			2,287,050

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		756,000	756,507
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		766,000	771,149

			1,527,656

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		119,000	117,322
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		386,000	369,174
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		198,000	181,359
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		700,000	702,382

			1,370,237

Medical Products — 0.2%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020		1,094,000	1,011,950

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025		156,000	147,598
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		353,000	325,285

			472,883

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022		140,000	138,628
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*		132,000	131,918
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*		322,000	319,605
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*		160,000	160,873
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*		703,000	711,788
Endo Finance LLC Company Guar. Notes 6.00% due 07/15/2023*		541,000	553,173
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*		486,000	526,929
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	550,000	615,440
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*		900,000	904,500

			4,062,854

Medical-Generic Drugs — 0.3%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043		332,000	339,556
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		827,000	861,507

			1,201,063

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		395,000	394,294

Medical-Hospitals — 1.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		766,000	784,192
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,823,000	1,804,770
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		850,000	879,750
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020		1,249,000	1,268,516
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023*		405,000	413,100
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		565,000	522,625

			5,672,953

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017		416,000	414,719

Multimedia — 0.4%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025		1,001,000	973,654
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		164,000	159,100
Viacom, Inc. Senior Notes 4.85% due 12/15/2034		169,000	156,292
Viacom, Inc. Senior Notes 5.25% due 04/01/2044		338,000	316,890

			1,605,936

Music — 0.3%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*		323,000	326,230
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*		439,000	447,780
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*		481,000	457,037

			1,231,047

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019		453,000	456,150

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		416,000	397,280

Oil Companies-Exploration & Production — 3.8%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		885,000	1,021,184
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021		1,271,000	927,830
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023		600,000	601,500
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	378,720
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	469,900
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022		925,000	825,562
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045		311,000	307,024
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*		689,000	690,722
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		499,000	523,950
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,105,000	1,027,650
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*		537,000	530,288
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020		1,263,000	849,367
Hess Corp. Senior Notes 5.60% due 02/15/2041		208,000	213,039
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	295,971
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		685,000	642,325
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021		652,000	528,120
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021		740,000	704,850
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026		559,000	553,410
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024		290,000	285,929
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044		245,000	234,741
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020		1,264,000	1,150,240
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025		152,000	151,475
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045		165,000	163,982
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019		579,000	497,940
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022		642,000	507,180
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020		259,000	233,100
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		960,000	1,020,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023		789,000	706,155
SM Energy Co. Senior Notes 5.63% due 06/01/2025		506,000	500,839
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018		119,000	122,028
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020		225,000	231,231
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025		432,000	436,453

			17,332,705

Oil Companies-Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018		456,000	455,809
Chevron Corp. Senior Notes 1.96% due 03/03/2020		251,000	248,942
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018		160,000	159,884
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018		464,000	463,623
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		324,000	365,394

			1,693,652

Oil Refining & Marketing — 0.2%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021		646,000	636,310
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		450,000	485,248

			1,121,558

Oil-Field Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	668,250
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021		196,000	205,898
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023		338,000	362,505

			1,236,653

Paper & Related Products — 0.7%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		312,000	329,788
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*		534,000	528,761
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		946,000	952,365
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		553,000	617,302
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		620,000	635,500

			3,063,716

Pipelines — 1.8%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*		83,000	83,641
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*		401,000	394,482
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		700,000	789,250
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035		401,000	361,826
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045		153,000	135,184
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036		736,000	775,879
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		219,000	198,603
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		715,000	693,550
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		532,000	532,266
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042		224,000	187,108
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020		688,000	783,430
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*		589,000	623,117
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		461,000	450,627
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023(8)		575,000	573,022
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022		511,000	528,885
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021		926,000	965,355

			8,076,225

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*		488,000	492,880

Printing-Commercial — 0.5%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		887,000	906,958
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022		1,175,000	1,142,687

			2,049,645

Publishing-Newspapers — 0.4%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*		884,000	899,470
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022		979,000	932,498

			1,831,968

Publishing-Periodicals — 0.6%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		1,693,000	1,752,255
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*		810,000	783,675

			2,535,930

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*		525,000	506,625

Real Estate Investment Trusts — 1.1%
AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025		144,000	141,600
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*		749,000	735,893
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021		781,000	794,668
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023		800,000	788,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		935,000	909,287
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*		480,000	460,431
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024		474,000	484,819
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*		484,000	474,320

			4,789,018

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024		302,000	301,853

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*		941,000	992,755

Retail-Appliances — 0.3%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		1,236,000	1,211,280

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046		134,000	130,118

Retail-Computer Equipment — 0.1%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*		500,000	513,750

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		484,000	469,892
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017		440,000	460,100

			929,992

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*		273,204	286,904
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		222,493	250,084
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		351,796	403,700

			940,688

Retail-Music Store — 0.1%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*		600,000	549,000

Retail-Regional Department Stores — 0.2%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021		1,050,000	803,250

Retail-Restaurants — 0.4%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*		863,000	925,568
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		1,022,000	1,056,492

			1,982,060

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(6)(9)		100,000	0

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		718,000	753,740
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		1,145,000	1,259,593
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		714,000	795,700

			2,809,033

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037		191,000	182,146
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	286,115

			468,261

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	867,225
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		345,000	333,313

			1,200,538

Specified Purpose Acquisitions — 0.3%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,227,000	1,196,325

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		619,000	554,835

Steel-Producers — 0.3%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		874,000	716,680
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		704,000	705,408

			1,422,088

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021		331,000	335,138

Telecom Services — 0.3%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*		900,000	877,500
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*		500,000	483,125

			1,360,625

Telecommunication Equipment — 0.3%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*		800,000	797,000
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		600,000	607,500

			1,404,500

Telephone-Integrated — 1.8%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		748,000	722,242
AT&T, Inc. Senior Notes 3.40% due 05/15/2025		211,000	201,232
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		423,000	361,122
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		518,000	476,191
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		193,000	175,625
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028		311,000	298,560
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*		930,000	839,325
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		431,000	411,605
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*		632,000	609,090
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		250,000	269,533
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		549,000	575,078
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,095,000	1,064,887
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		569,000	561,345
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		208,000	192,558
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		63,000	67,960
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*		563,000	489,784
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	125,000	208,008
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		887,000	830,157
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		16,000	18,335

			8,372,637

Theaters — 0.3%
Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*		500,000	505,000
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		690,000	714,978

			1,219,978

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		311,000	242,580

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		835,000	822,475

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*		353,000	354,580

Wire & Cable Products — 0.2%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		1,050,000	984,375

Total U.S. Corporate Bonds & Notes (cost $199,115,489)			192,631,079

FOREIGN CORPORATE BONDS & NOTES — 22.8%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	200,000	332,580

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		1,100,000	1,116,500

Airlines — 0.3%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		940,000	996,400
Latam Airlines Group SA Senior Notes 7.25% due 06/09/2020*		375,000	386,328

			1,382,728

Airport Development/Maintenance — 0.3%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	900,000	1,033,977
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	100,000	203,295

			1,237,272

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	525,000	610,092

Auto-Cars/Light Trucks — 0.3%
BMW Finance NV Company Guar. Notes 2.63% due 01/17/2024	EUR	430,000	520,196
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	60,000	96,712
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*		595,000	613,832
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		254,000	258,456

			1,489,196

Auto/Truck Parts & Equipment-Original — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		250,000	256,250
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		290,000	283,837

			540,087

Banks-Commercial — 4.6%
Abbey National Treasury Services PLC Company Guar. Notes 1.13% due 01/14/2022	EUR	625,000	676,641
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		129,000	129,268
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP	100,000	162,175
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		300,000	305,250
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(4)	BRL	3,100,000	962,126
Banco de Bogota SA Sub. Notes 5.38% due 02/19/2023		310,000	310,766
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		200,000	216,500
Bank of Ireland Senior Notes 2.75% due 06/05/2016	EUR	475,000	538,180
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		629,000	626,536
Banque Federative du Credit Mutuel SA Sub. Notes 5.00% due 09/30/2015	EUR	450,000	506,638
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR	200,000	234,730
Barclays Bank PLC Senior Notes 2.25% due 06/10/2024	EUR	350,000	408,742
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	400,000	454,778
BPCE SA Sub. Notes 4.50% due 03/15/2025*		443,000	428,385
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	200,000	251,717
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	130,000	249,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands Senior Notes 4.55% due 08/30/2029	GBP	110,000	194,721
Credit Suisse Senior Notes 1.70% due 04/27/2018		384,000	381,324
Credit Suisse Sub. Notes 5.40% due 01/14/2020		944,000	1,043,748
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	500,000	618,619
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*		322,000	309,820
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		691,000	691,162
Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	205,006
HBOS PLC Sub. Notes 4.50% due 03/18/2030	EUR	300,000	371,237
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	221,539
ING Bank NV Senior Notes 4.00% due 03/15/2016*		489,000	499,455
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	200,000	361,681
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	250,000	278,957
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	825,000	996,752
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		554,000	538,235
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		855,000	853,820
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	505,192
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		473,000	486,336
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	450,000	546,251
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP	100,000	157,646
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	204,797
PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		400,000	413,000
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		400,000	384,000
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	205,333
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	400,000	465,750
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	500,000	618,337
Standard Chartered PLC Senior Notes 1.63% due 06/13/2021	EUR	300,000	339,395
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*		615,000	604,059
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*		270,000	255,593
Standard Chartered PLC Sub. Notes 3.63% due 11/23/2022	EUR	500,000	579,427
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	600,000	694,141
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*		200,000	201,624
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		300,000	287,625

			20,976,220

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	265,000	313,966
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	350,000	457,439
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	190,000	336,471
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP	150,000	325,956
Lloyds Bank PLC VRS Sub. Notes 11.88% due 12/16/2021	EUR	600,000	766,019
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	277,260
National Westminster Bank PLC Sub. Notes 7.88% due 09/09/2015	GBP	140,000	222,347

			2,699,458

Banks-Special Purpose — 0.2%
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 12/07/2018	GBP	100,000	159,721
Bank Nederlandse Gemeenten NV Senior Notes 2.63% due 09/01/2020	EUR	500,000	620,340

			780,061

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		742,000	752,462

Beverages-Wine/Spirits — 0.3%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		487,000	531,414
Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR	600,000	693,566

			1,224,980

Brewery — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		350,000	312,900

Building Products-Cement — 0.1%
West China Cement, Ltd. Company Guar. Notes 6.50% due 09/11/2019		320,000	322,213

Building Societies — 0.2%
Nationwide Building Society Sub. Notes 6.75% due 07/22/2020	EUR	600,000	813,499

Building-Heavy Construction — 0.1%
Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		290,000	279,850
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		225,000	168,187

			448,037

Building-Residential/Commercial — 0.3%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,325,000	1,278,625

Cable/Satellite TV — 0.3%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		720,000	709,650
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*		525,000	521,062

			1,230,712

Cellular Telecom — 0.2%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		450,000	453,618
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		250,000	223,862
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 8.63% due 06/22/2020		200,000	215,612

			893,092

Chemicals-Diversified — 0.2%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		800,000	803,000

Chemicals-Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		440,000	407,000

Chemicals-Specialty — 0.1%
OCP SA Senior Notes 4.50% due 10/22/2025*		400,000	379,500

Coal — 0.1%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		450,000	371,250

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 4.75% due 11/23/2018	GBP	125,000	214,038

Consumer Products-Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		413,000	401,432

Cruise Lines — 0.3%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*		519,000	531,326
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		37,000	42,920
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		700,000	694,750

			1,268,996

Diamonds/Precious Stones — 0.0%
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	203,500

Diversified Banking Institutions — 1.8%
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	400,000	486,432
Credit Agricole SA Sub. Notes 2.63% due 03/17/2027	EUR	500,000	509,172
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	500,000	610,135
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		439,000	420,527
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	100,000	183,366
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018		1,278,000	1,274,089
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025		547,000	520,750
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	150,000	292,531
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	700,000	782,790
Royal Bank of Scotland PLC Senior Notes 6.88% due 05/17/2025	GBP	75,000	148,841
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR	700,000	892,650
UBS AG Senior Notes 1.80% due 03/26/2018		745,000	743,891
UBS AG VRS Sub. Notes 4.75% due 02/12/2026	EUR	600,000	709,095
UBS AG Sub. Notes 5.13% due 05/15/2024		247,000	244,172
UBS AG VRS Sub. Notes 5.25% due 06/21/2021	GBP	120,000	193,839
UBS AG Sub. Notes 7.63% due 08/17/2022		294,000	344,568

			8,356,848

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		194,000	187,262
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*		287,000	283,534

			470,796

Diversified Minerals — 0.5%
Anglo American Capital PLC Company Guar. Notes 2.88% due 11/20/2020	EUR	400,000	467,063
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		401,000	401,184
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*		169,000	164,650
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		717,000	502,796
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		332,000	342,790
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		300,000	292,125

			2,170,608

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	209,479
Vattenfall AB Senior Notes 6.88% due 04/15/2039	GBP	50,000	109,312

			318,791

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		236,000	251,285

Electric-Integrated — 0.6%
Colbun SA Senior Notes 4.50% due 07/10/2024		525,000	523,722
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	107,617
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	825,000	1,118,187
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	100,000	179,534
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	700,000	827,392
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP	100,000	174,082

			2,930,534

Electric-Transmission — 0.1%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	150,000	313,271

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*		111,000	110,134

Engineering/R&D Services — 0.1%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	200,000	239,695

Finance-Leasing Companies — 0.5%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022		385,000	392,942
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		654,000	708,740
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020		1,225,000	1,261,750

			2,363,432

Food-Meat Products — 0.2%
BRF SA Senior Notes 3.95% due 05/22/2023*(4)		200,000	189,250
BRF SA Senior Notes 7.75% due 05/22/2018*(4)	BRL	1,000,000	268,566
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		260,000	256,100

			713,916

Food-Misc./Diversified — 0.0%
Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP	95,000	146,553

Food-Retail — 0.3%
Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	415,000	527,488
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		375,000	377,865
Tesco PLC Senior Notes 5.88% due 09/12/2016	EUR	450,000	531,515

			1,436,868

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		575,000	531,875

Gas-Transportation — 0.0%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	60,000	125,842

Gold Mining — 0.3%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		450,000	411,750
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		337,000	320,837
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024		175,000	166,035
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	235,000

			1,133,622

Industrial Gases — 0.0%
Linde Finance BV Company Guar. Notes 5.88% due 04/24/2023	GBP	85,000	162,900

Insurance-Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		194,000	192,304
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		439,000	412,817

			605,121

Insurance-Reinsurance — 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG VRS Sub. Notes 7.63% due 06/21/2028	GBP	125,000	222,893

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	361,830

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		300,000	299,220

Machinery-General Industrial — 0.2%
Alstom SA Senior Notes 3.00% due 07/08/2019	EUR	400,000	472,082
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		470,000	479,988

			952,070

Medical-Drugs — 1.0%
Bayer AG FRS Jr. Sub. Notes 2.38% due 04/02/2075	EUR	450,000	475,669
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022		1,275,000	1,278,188
Merck KGaA FRS Sub. Notes 2.63% due 12/12/2074	EUR	375,000	408,714
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP	50,000	95,287
Sanofi Senior Notes 1.75% due 09/10/2026	EUR	500,000	555,290
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		340,000	347,650
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		1,272,000	1,303,800

			4,464,598

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		385,000	385,873
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025		264,000	259,333
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024		338,000	333,927
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021		444,000	444,861

			1,423,994

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		537,000	513,506

Metal-Diversified — 0.1%
Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR	525,000	630,376

Metal-Iron — 0.2%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.45% due 02/19/2018		250,000	241,750
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019		300,000	285,406
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		200,000	184,000
Vale SA Senior Notes 4.38% due 03/24/2018	EUR	300,000	360,838

			1,071,994

Mining Services — 0.2%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*		974,000	769,460

Municipal Bonds & Notes — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	415,643

Oil & Gas Drilling — 0.3%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020		658,800	479,277
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	795,375

			1,274,652

Oil Companies-Exploration & Production — 0.9%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		165,000	206,624
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		761,000	713,437
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		450,000	471,195
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		744,000	688,200
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		420,000	317,100
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		200,000	199,436
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		500,000	504,375
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		300,000	314,646
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		645,000	580,561

			3,995,574

Oil Companies-Integrated — 1.2%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		425,000	424,709
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	450,000	553,482
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		316,000	313,101
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	100,000	169,840
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021		243,000	268,142
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		400,000	369,120
ENI Finance International SA Company Guar. Notes 5.00% due 01/27/2019	GBP	50,000	86,147
ENI SpA Senior Notes 3.75% due 09/12/2025	EUR	475,000	612,875
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		500,000	357,500
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021		400,000	384,720
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	119,875
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		900,000	618,750
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		221,000	203,320
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		275,000	272,056
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		309,000	308,337
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR	300,000	355,965
Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP	95,000	149,780

			5,567,719

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	196,850

Paper & Related Products — 0.3%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		900,000	870,750
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	202,891
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		250,000	255,247
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	194,900

			1,523,788

Petrochemicals — 0.2%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		400,000	416,500
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		400,000	380,000

			796,500

Printing-Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		890,000	914,475

Real Estate Operations & Development — 0.3%
China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019		300,000	308,940
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	200,500
MAF Global Securities, Ltd. Company Guar. Notes 4.75% due 05/07/2024		320,000	329,600
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		200,000	201,760
Yuzhou Properties Co., Ltd. Company Guar. Notes 8.63% due 01/24/2019		280,000	281,400

			1,322,200

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		300,000	299,569

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,350,000	1,195,425

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	1,066,560

Sovereign Agency — 0.0%
Japan Bank for International Cooperation Government Guar. Notes 2.63% due 12/15/2020	GBP	100,000	162,263

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(3)(4)(5)(6)		1,330,000	0

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 7.00% due 02/25/2022		943,000	1,016,082

Steel-Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	185,750

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(4)	BRL	1,590,000	446,198

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	400,000	518,874
European Investment Bank Senior Notes 4.63% due 10/12/2054	GBP	30,000	65,992
North American Development Bank Senior Notes 2.30% due 10/10/2018		584,000	594,343

			1,179,209

Telecom Services — 0.4%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		918,000	918,000
Altice SA Company Guar. Notes 7.75% due 05/15/2022*		417,000	403,447
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		330,000	349,430
Bharti Airtel, Ltd. Senior Notes 4.38% due 06/10/2025*		300,000	295,565

			1,966,442

Telephone-Integrated — 0.8%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	232,641
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	135,000	241,174
Oi SA Senior Notes 9.75% due 09/15/2016*(4)	BRL	575,000	171,995
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	50,000	96,641
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		463,000	520,296
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		738,000	830,250
Telecom Italia SpA Senior Notes 3.25% due 01/16/2023	EUR	400,000	447,498
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	200,000	256,463
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR	300,000	356,982
Telefonica Europe BV Company Guar. Notes 5.88% due 02/14/2033	EUR	250,000	376,508

			3,530,448

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		550,000	516,945

Transport-Rail — 0.1%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		400,000	383,208

Total Foreign Corporate Bonds & Notes (cost $111,961,319)			103,536,962

FOREIGN GOVERNMENT OBLIGATIONS — 11.1%
Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	531,464

Sovereign — 11.0%
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		370,000	143,375
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		278,000	108,420
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		560,000	240,800
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		555,000	237,263
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		790,000	365,375
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		160,000	179,386
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	279,688
Dominican Republic Senior Notes 5.50% due 01/27/2025*		830,000	832,075
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	383,875
Dominican Republic Senior Notes 5.88% due 04/18/2024		380,000	394,250
Dominican Republic Senior Notes 6.60% due 01/28/2024*		260,000	280,150
Dominican Republic Senior Notes 7.45% due 04/30/2044		350,000	382,375
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	717,000
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	860,000	934,667
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	350,000	427,075
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	150,000	204,797
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		750,000	724,125
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		464,000	401,360
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	528,897
Government of Italy Senior Notes 6.00% due 08/04/2028	GBP	95,000	177,492
Government of Romania Senior Notes 4.38% due 08/22/2023		800,000	819,920
Government of Romania Senior Notes 4.88% due 01/22/2024		700,000	740,250
Government of Romania Senior Notes 6.13% due 01/22/2044		330,000	370,260
Instituto de Credito Oficial Government Guar. Notes 4.88% due 02/01/2018	EUR	425,000	523,496
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		821,000	911,612
Kingdom of Spain Senior Notes 5.25% due 04/06/2029	GBP	300,000	530,583
Lebanese Republic Senior Notes 4.00% due 12/31/2017		266,250	264,253
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,100,000	1,125,850
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		760,000	723,900
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		500,000	671,250
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		280,000	296,800
Republic of Armenia Senior Notes 6.00% due 09/30/2020		750,000	732,675
Republic of Armenia Notes 7.15% due 03/26/2025*		380,000	376,200
Republic of Colombia Senior Notes 2.63% due 03/15/2023		200,000	183,200
Republic of Colombia Senior Notes 6.13% due 01/18/2041		900,000	974,250
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		280,000	273,000
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		426,000	437,983
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		800,000	767,000
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		740,000	735,375
Republic of Ghana Notes 7.88% due 08/07/2023		1,000,000	902,700
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		900,000	879,750
Republic of Hungary Senior Notes 4.00% due 03/25/2019		350,000	361,305
Republic of Hungary Senior Notes 5.75% due 11/22/2023		970,000	1,074,275
Republic of Hungary Senior Notes 7.63% due 03/29/2041		170,000	225,274
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*		680,000	667,250
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		500,000	480,625
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		430,000	475,150
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	132,210
Republic of Italy Senior Notes 5.25% due 12/07/2034	GBP	155,000	266,505
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		400,000	375,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	195,500
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		400,000	376,000
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		850,000	733,125
Republic of Kenya Senior Notes 6.88% due 06/24/2024*		860,000	872,539
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		200,000	216,270
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		650,000	773,500
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		900,000	836,550
Republic of Panama Senior Notes 5.20% due 01/30/2020		670,000	738,340
Republic of Panama Senior Notes 6.70% due 01/26/2036		670,000	827,450
Republic of Paraguay Notes 6.10% due 08/11/2044*		260,000	263,900
Republic of Paraguay Notes 6.10% due 08/11/2044		750,000	761,250
Republic of Peru Senior Notes 5.63% due 11/18/2050		271,000	302,165
Republic of Peru Senior Notes 6.55% due 03/14/2037		500,000	622,500
Republic of Peru Senior Notes 7.35% due 07/21/2025		990,000	1,291,950
Republic of Peru Senior Notes 8.75% due 11/21/2033		480,000	724,800
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,110,000	1,089,798
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,530,000	1,600,763
Republic of Poland Senior Notes 5.13% due 04/21/2021		50,000	55,470
Republic of Senegal Bonds 6.25% due 07/30/2024		760,000	728,080
Republic of South Africa Senior Notes 5.38% due 07/24/2044		330,000	329,100
Republic of South Africa Senior Notes 5.88% due 09/16/2025		600,000	664,706
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		630,000	644,994
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		330,000	356,829
Republic of the Philippines Senior Notes 8.38% due 06/17/2019		100,000	123,750
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		341,000	544,321
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	967,200
Republic of Turkey Senior Notes 4.88% due 04/16/2043		330,000	300,287
Republic of Turkey Senior Notes 11.88% due 01/15/2030		800,000	1,345,360
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		450,000	195,750
Republic of Zambia Notes 5.38% due 09/20/2022		410,000	354,138
Republic of Zambia Senior Notes 8.50% due 04/14/2024		750,000	753,750
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	577,944
Russian Federation Senior Notes 7.50% due 03/31/2030(8)		431,250	505,204
United Mexican States Senior Notes 3.60% due 01/30/2025		1,147,000	1,130,942
United Mexican States Senior Notes 4.00% due 10/02/2023		710,000	729,525
United Mexican States Senior Notes 4.75% due 03/08/2044		592,000	562,400
United Mexican States Senior Notes 5.63% due 01/15/2017		430,000	458,165
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	1,021,500

			49,816,161

Total Foreign Government Obligations (cost $52,800,618)			50,347,625

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mtg. Corp. — 1.3%
1.89% due 02/01/2037 FRS		32,415	34,128
2.50% due 01/01/2028		351,746	359,353
2.50% due 04/01/2028		117,097	119,631
2.52% due 11/01/2037 FRS		206,884	221,996
3.00% due 08/01/2043		1,194,438	1,190,181
3.50% due 03/01/2042		446,817	460,778
3.50% due 04/01/2042		477,851	492,728
3.50% due 09/01/2043		536,683	553,947
3.50% due 03/01/2045		561,045	577,829
4.00% due 09/01/2040		412,105	437,209
4.50% due 02/01/2020		12,798	13,337
4.50% due 08/01/2020		35,725	37,213
4.50% due 01/01/2039		34,498	37,234
4.50% due 12/01/2039		21,318	23,424
5.00% due 02/01/2034		43,069	48,244
5.00% due 05/01/2034		59,940	66,601
5.00% due 03/01/2039		44,723	49,212
5.00% due 07/01/2040		303,530	334,935
5.50% due 05/01/2037		113,857	127,455
6.00% due 03/01/2040		90,092	102,058
6.50% due 02/01/2035		26,744	30,996
Federal Home Loan Mtg. Corp., REMIC FRS Series 3964, Class MD 2.00% due 01/15/2041(2)		16,596	16,729
Series 3572, Class JS
6.61% due 09/15/2039 FRS(2)(10)		950,534	155,005
Series 1103, Class N
11.57% due 06/15/2021(2)(10)		833	139
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ1, Class M1 1.84% due 08/25/2024(2)		47,039	47,189
Series 2014-DN1, Class M2 2.39% due 02/25/2024(2)		84,000	84,095
Series 2014-HQ2, Class M2
2.39% due 09/25/2024(2)		100,000	99,280
Series 2015-HQ1, Class M2
2.39% due 03/25/2025(2)		187,000	185,658

			5,906,584

Federal National Mtg. Assoc. — 2.5%
2.13% due 05/01/2037 FRS		54,658	58,013
2.29% due 07/01/2039 FRS		128,596	135,820
2.32% due 05/01/2040 FRS		178,784	190,700
2.45% due 11/01/2036 FRS		94,800	101,494
2.48% due 08/01/2035 FRS		119,036	127,747
3.00% due 10/01/2040 FRS		61,244	65,241
3.00% due 10/01/2027		423,082	439,398
3.00% due 11/01/2027		462,527	480,324
3.00% due 03/01/2042		186,375	186,683
3.00% due 12/01/2042		191,417	191,733
3.00% due 05/01/2043		1,042,360	1,043,271
3.00% due July TBA		388,000	386,553
3.21% due 10/01/2040 FRS		107,679	115,027
3.50% due 08/01/2026		177,241	187,381
3.50% due 08/01/2027		177,208	186,974
3.50% due 10/01/2028		61,399	65,015
3.50% due 08/01/2042		186,867	193,179
3.50% due 02/01/2043		169,536	175,816
3.50% due July TBA		1,061,000	1,093,410
4.00% due 11/01/2025		270,837	289,611
4.00% due 04/01/2039		224,126	237,478
4.00% due 06/01/2039		490,096	525,056
4.00% due 09/01/2040		412,308	437,965
4.00% due 10/01/2040		489,816	521,883
4.00% due 11/01/2041		399,370	424,978
4.00% due 12/01/2043		14,100	15,072
4.00% due 10/01/2044		175,141	185,729
4.00% due July TBA		480,000	508,551
4.50% due 06/01/2019		34,800	36,324
4.50% due 11/01/2022		81,718	85,823
4.50% due 06/01/2023		38,857	41,341
4.50% due 01/01/2039		454,527	491,591
4.50% due 07/01/2041		62,155	67,391
4.50% due July TBA		960,000	1,037,850
5.00% due 06/01/2019		26,809	28,451
5.00% due 01/01/2023		18,552	20,110
5.00% due 03/01/2034		34,526	38,199
5.00% due 05/01/2035		21,297	23,553
5.00% due 05/01/2040		166,020	184,279
5.00% due 07/01/2040		385,193	425,722
5.50% due 06/01/2038		57,922	65,554
6.00% due 02/01/2032		5,406	6,134
6.00% due 05/01/2034		3,193	3,647
6.00% due 10/01/2034		22,290	25,282
6.00% due 10/01/2037		31,301	35,497
7.50% due 01/01/2030		1,444	1,494
8.00% due 11/01/2028		5,481	6,444
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1
1.79% due 01/25/2024 FRS(2)		51,822	52,125
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(2)		142,437	142,427
Series 1989-2, Class D
8.80% due 01/25/2019(2)		5,902	6,377

			11,395,717

Government National Mtg. Assoc. — 0.2%
3.00% due 02/20/2045		224,030	226,507
3.00% due 05/20/2045		138,696	140,229
3.50% due 03/20/2045		181,013	188,813
3.50% due 04/20/2045		239,597	249,955
3.50% due July TBA		146,000	151,526

			957,030

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018		335,000	337,922

Total U.S. Government Agencies (cost $18,229,419)			18,597,253

U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 0.1%
2.50% due 02/15/2045		111,000	97,689
3.63% due 02/15/2044		162,000	178,111

			275,800

United States Treasury Notes — 7.1%
0.13% due 04/15/2018 TIPS(11)		1,315,146	1,335,798
0.50% due 11/30/2016		5,000,000	5,003,125
0.50% due 01/31/2017		6,000,000	5,998,128
0.50% due 07/31/2017		10,000,000	9,964,840
0.63% due 08/31/2017		10,000,000	9,982,810
0.75% due 01/15/2017		400	401
2.13% due 05/15/2025		171,000	170,065

			32,455,167

Total U.S. Government Treasuries (cost $32,784,046)			32,730,967

LOANS(12)(13)(16) — 1.4%
Aerospace/Defense — 0.1%
Vencore Inc FRS BTL-1st Lien 5.75% due 11/23/2019		521,857	522,836

Computer Services — 0.2%
Sungard Availability Services Capital, Inc. FRS BTL-1st Lien 6.00% due 03/31/2019		954,252	868,369

E-Commerce/Services — 0.1%
Rentpath, Inc. FRS BTL-2nd Lien 10.00% due 12/17/2022		693,906	658,343

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020		1,237,653	1,242,294

Medical-Hospitals — 0.3%
Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018		1,134,952	1,134,478

Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS BTL-2nd Lien 8.50% due 07/09/2021		199,129	105,538

Publishing-Books — 0.2%
Cengage Learning Acquisitions, Inc. FRS BTL-1st Lien 7.00% due 03/31/2020		748,111	748,912

Semiconductor Components-Integrated Circuits — 0.2%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019		827,874	827,874

Total Loans (cost $6,266,517)			6,108,644

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	585,982
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	713,458
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	383,132

Total Municipal Bonds & Notes (cost $1,687,991)			1,682,572

COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(3)(4)		10,910	163,650

Television — 0.1%
ION Media Networks, Inc.†(3)(4)		655	419,641

Total Common Stocks (cost $163,657)			583,291

PREFERRED SECURITIES — 0.3%
Banks-Commercial — 0.1%
Woori Bank 4.75% due 04/30/2024		350,000	362,959

Electric-Integrated — 0.1%
Entergy Louisiana LLC 4.70%		12,025	278,860

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	42,375

Telecom Services — 0.1%
Qwest Corp. 6.13%		23,325	580,792

Total Preferred Securities (cost $1,422,333)			$1,264,986

PREFERRED SECURITIES/CAPITAL SECURITIES — 5.2%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS 3.50% due 03/20/2030(7)	EUR	600,000	612,481

Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(7)	EUR	200,000	223,248
Danske Bank A/S FRS 5.56% due 03/16/2017(7)	GBP	50,000	80,134
Danske Bank A/S VRS 5.75% due 04/06/2020(7)	EUR	300,000	333,451
HSBC Bank Capital Funding LP FRS 5.84% due 11/05/2031(7)	GBP	200,000	344,104
Standard Chartered Bank VRS 8.10% due 05/11/2016(7)	GBP	190,000	307,867
Standard Chartered PLC VRS 6.50% due 04/02/2020*(7)		437,000	440,770

			1,729,574

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS 4.95% due 06/20/2020(7)		369,000	366,232
State Street Corp. FRS 5.25% due 09/15/2020(7)		174,000	174,218

			540,450

Banks-Super Regional — 0.3%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(7)		196,000	194,285
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(7)		558,000	531,941
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(7)		386,000	395,187
Wells Fargo Capital X 5.95% due 12/01/2086		223,000	226,680

			1,348,093

Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(7)	GBP	185,000	287,048

Diversified Banking Institutions — 2.2%
BAC Capital Trust XIII FRS Series F 4.00% due 07/24/2015(7)		1,070,000	834,600
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(7)		620,000	612,250
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(7)		648,000	649,620
Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(7)		762,000	735,482
Credit Agricole SA VRS 6.63% due 09/23/2019*(7)		524,000	511,424
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(7)		570,000	546,488
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(7)		505,000	525,806
Deutsche Bank AG VRS 7.50% due 04/30/2025(7)		1,200,000	1,197,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(7)		209,000	206,471
HSBC Holdings PLC VRS 6.38% due 03/30/2025(7)		219,000	220,095
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)		1,393,000	1,398,711
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(7)		980,000	1,036,595
Societe Generale SA VRS 6.00% due 01/27/2020*(7)		715,000	667,095
Societe Generale SA FRS Series 1 7.00% due 12/19/2017(7)	EUR	300,000	367,900
UBS Group AG VRS 5.75% due 02/19/2022(7)	EUR	300,000	338,636

			9,848,173

Electric-Integrated — 0.3%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		315,000	328,381
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(7)	EUR	800,000	886,659

			1,215,040

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(4)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		547,000	545,633

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,046,000	852,490

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,450,000	1,540,625

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		131,000	129,199

Insurance-Multi-line — 0.4%
Allianz Finance II BV FRS Series XW 4.38% due 02/17/2017(7)	EUR	635,000	732,708
AXA SA VRS 3.88% due 10/08/2025(7)	EUR	250,000	275,228
MetLife Capital Trust IV 7.88% due 12/15/2067*		197,000	247,432
MetLife, Inc. 6.40% due 12/15/2066		533,000	584,968

			1,840,336

Insurance-Reinsurance — 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG FRS 5.77% due 06/12/2017(7)	EUR	400,000	479,397

Oil Companies-Integrated — 0.1%
TOTAL SA VRS 2.25% due 02/26/2021(7)	EUR	375,000	404,373

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		166,000	167,453

Real Estate Management/Services — 0.1%
Deutsche Annington Finance BV VRS 4.00% due 12/17/2021(7)	EUR	400,000	443,633

Telephone-Integrated — 0.2%
Orange SA VRS 4.25% due 02/07/2020(7)	EUR	400,000	462,105
Telefonica Europe BV VRS 4.20% due 12/04/2019(7)	EUR	300,000	339,890
Telefonica Europe BV VRS 6.75% due 11/26/2020(7)	GBP	100,000	164,981

			966,976

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		629,000	677,747

Total Preferred Securities/Capital Securities (cost $21,999,621)			23,628,743

Total Long-Term Investment Securities (cost $450,443,882)			435,123,107

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2015 (cost $12,902,000)		12,902,000	12,902,000

REPURCHASE AGREEMENTS — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(14) (cost $3,559,000)		3,559,000	3,559,000

TOTAL INVESTMENTS (cost $466,904,882)(15)		99.5%	451,584,107
Other assets less liabilities		0.5	2,385,469

NET ASSETS —		100.0%	$453,969,576

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $118,156,158 representing 26.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $2,626,197 representing 0.6% of net assets.

(5)	Company has filed for bankruptcy protection in the country of issuance.

(6)	Security in default of interest and principal at maturity.

(7)	Perpetual maturity – maturity date reflects the next call date.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Company has filed for Chapter 7 bankruptcy.

(10)	Interest Only

(11)	Principal amount of security is adjusted for inflation.

(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates at June 30, 2015. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	See Note 2 for details of Joint Repurchase Agreements.

(15)	See Note 3 for cost of investments on a tax basis.

(16)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

REMIC — Real Estate Mortgage Investment Conduit

BTL — Bank Term Loan

TIPS — Treasury Inflation Protected Security

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro

GBP — British Pound

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	18,172,493	USD	20,550,000	07/01/2015	$290,404	$—
	EUR	17,699,428	USD	20,000,000	07/17/2015	263,871	—
	EUR	17,475,000	USD	19,459,811	08/03/2015	—	(30,224)
	GBP	6,092,008	USD	9,465,000	07/01/2015	—	(107,067)
	GBP	5,965,000	USD	9,380,857	08/03/2015	10,380	—

Net Unrealized Appreciation/(Depreciation)						$564,655	$(137,291)

EUR — Euro

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,010,985	$—	$4,010,985
U.S. Corporate Bonds & Notes:
Airlines	—	2,872,787	49,339	2,922,126
Gambling (Non-Hotel)	—	1,151,703	4,685	1,156,388
Rubber/Plastic Products	—	—	0	0
Other Industries	—	188,552,565	—	188,552,565
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	103,536,962	—	103,536,962
Foreign Government Obligations	—	50,347,625	—	50,347,625
U.S. Government Agencies	—	18,597,253	—	18,597,253
U.S. Government Treasuries	—	32,730,967	—	32,730,967
Loans	—	6,108,644	—	6,108,644
Municipal Bonds & Notes	—	1,682,572	—	1,682,572
Common Stocks	—	—	583,291	583,291
Preferred Securities	902,027	362,959	—	1,264,986
Preferred Securities/Capital Securities	—	23,628,743	—	23,628,743
Short-Term Investment Securities	—	12,902,000	—	12,902,000
Repurchase Agreements	—	3,559,000	—	3,559,000

Total Investments at Value	$902,027	$450,044,765	$637,315	$451,584,107

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$564,655	$—	$564,655

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$137,291	$—	$137,291

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
GLS Auto Receivables Trust 9.79% due 10/15/2025	$340,000	$339,933
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037	1,090,310	1,100,049
Leaf Receivables Funding 10 LLC Series 2015-1, Class E2 6.00% due 06/15/2023*	590,000	566,865
Wendys Funding LLC Series 2015-1A, Class A2II 4.08% due 06/15/2045*	615,000	610,962

Total Asset Backed Securities (cost $2,606,135)		2,617,809

CONVERTIBLE BONDS & NOTES — 0.0%
Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(4) (cost $387,640)	745,000	0

U.S. CORPORATE BONDS & NOTES — 43.0%
Aerospace/Defense-Equipment — 0.7%
TransDigm, Inc. Senior Sub. Notes 6.50% due 05/15/2025*	1,530,000	1,514,700

Airlines — 0.3%
American Airlines Group, Inc. Company Guar. Notes 4.63% due 03/01/2020*	245,000	237,037
US Airways Pass Through Trust Series 2012-2, Class C 5.45% due 06/03/2018	500,000	508,750

		745,787

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	620,000	641,700

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	420,000	455,700

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 4.88% due 10/02/2023	665,000	701,092
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	200,869

		901,961

Auto/Truck Parts & Equipment-Original — 0.7%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	155,000	152,287
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	340,000	362,100
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	1,110,000	1,107,225

		1,621,612

Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	430,000	448,275

Banks-Mortgage — 0.5%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,205,000	1,150,775

Broadcast Services/Program — 1.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,425,000	1,485,562
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	500,000	476,500
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	515,000	466,075
iHeartCommunications, Inc. Senior Notes 10.00% due 01/15/2018	260,000	209,300
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	765,000	742,050

		3,379,487

Building & Construction Products-Misc. — 0.9%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	815,000	843,525
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	745,000	731,478
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	585,000	623,025

		2,198,028

Building Products-Cement — 0.2%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	490,000	484,953

Building-Residential/Commercial — 1.5%
DR Horton, Inc. Company Guar. Notes 4.00% due 02/15/2020	180,000	179,046
Lennar Corp. Company Guar. Notes 4.50% due 11/15/2019	355,000	359,438
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	755,000	741,787
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	610,000	646,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	400,000	394,000
TRI Pointe Holdings, Inc. Senior Notes 4.38% due 06/15/2019	230,000	225,400
TRI Pointe Holdings, Inc. Senior Notes 5.88% due 06/15/2024	835,000	818,300

		3,364,571

Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	25,000	24,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	185,000	182,225
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	125,000	125,235
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	580,000	604,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	365,000	385,531
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	517,631
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	775,000	744,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,376,100
RCN Telecom Services LLC/RCN Capital Corp. Senior Notes 8.50% due 08/15/2020*	530,000	555,175

		4,514,922

Casino Hotels — 1.2%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	520,000	533,000
Boyd Gaming Corp. Company Guar. Notes 9.00% due 07/01/2020	600,000	651,000
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	485,000	456,812
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	1,000,000	1,060,000

		2,700,812

Cellular Telecom — 1.5%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	615,000	599,625
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,050,000	1,024,065
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	125,000	129,063
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	645,000	670,800
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	955,000	995,587

		3,419,140

Chemicals-Diversified — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	230,000	211,025

Chemicals-Specialty — 0.1%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	250,000	231,875

Commercial Services — 0.2%
ServiceMaster Co. LLC Company Guar. Notes 7.00% due 08/15/2020	536,000	566,150

Commercial Services-Finance — 0.6%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	350,000	336,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	400,000	350,000
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	640,000	643,200

		1,329,200

Computer Services — 0.2%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	515,000	531,738

Computers-Integrated Systems — 0.2%
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	440,000	426,800

Consulting Services — 0.2%
CEB, Inc. Company Guar. Notes 5.63% due 06/15/2023*	360,000	361,800

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	990,000	965,250

Data Processing/Management — 0.7%
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,189,000	1,254,395
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	330,000	371,250

		1,625,645

Diagnostic Kits — 0.3%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	618,000

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	335,000	322,438

Disposable Medical Products — 0.3%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	730,800

Distribution/Wholesale — 0.3%
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	705,000	714,694

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	735,000	714,787

Diversified Minerals — 0.3%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	675,000	720,265

Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(2)(3)	295,000	179,950

Electronic Components-Semiconductors — 0.5%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,065,000	1,128,900

Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	760,000	771,400

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Senior Notes 3.25% due 02/13/2018	185,000	183,844
Ally Financial, Inc. Senior Notes 3.60% due 05/21/2018	130,000	130,162
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,906,409
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	200,000	192,000

		2,412,415

Finance-Consumer Loans — 0.7%
Springleaf Finance Corp. Senior Notes 5.25% due 12/15/2019	1,210,000	1,193,362
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	492,000

		1,685,362

Finance-Other Services — 0.2%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	386,469

Food-Catering — 0.4%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	985,000	1,028,340

Food-Misc./Diversified — 0.2%
Dole Food Co, Inc. Senior Sec. Notes 7.25% due 05/01/2019*	450,000	454,500

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	145,000	148,988
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	455,000	469,787

		618,775

Gas-Distribution — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp Company Guar. Notes 5.13% due 07/15/2019	385,000	384,038

Home Decoration Products — 0.2%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	480,000	483,600

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	477,000	468,652
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	195,000	190,612
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	190,000	199,025
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024*	115,000	121,613

		979,902

Insurance-Multi-line — 0.2%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	605,000	535,613

Internet Connectivity Services — 0.0%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	62,000	69,239

Internet Security — 0.1%
Blue Coat Holdings, Inc. Senior Notes 8.38% due 06/01/2023*	305,000	310,338

Machinery-Construction & Mining — 0.2%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	415,000	415,000

Medical Labs & Testing Services — 0.1%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	165,000	172,013

Medical Products — 0.2%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.13% due 06/15/2021*	390,000	401,700

Medical-Drugs — 1.4%
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	460,000	454,250
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	470,468
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	510,000	512,550
Valeant Pharmaceuticals International Senior Notes 6.13% due 04/15/2025*	215,000	221,181
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	725,000	770,312
VRX Escrow Corp. Senior Notes 5.38% due 03/15/2020*	715,000	738,238

		3,166,999

Medical-HMO — 0.3%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	395,000	403,394
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	295,000	306,800

		710,194

Medical-Hospitals — 4.6%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	405,000	415,125
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,025,000	1,081,375
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	4,185,000	4,253,215
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	2,030,000	2,268,525
Tenet Healthcare Corp. FRS Senior Sec. Notes 3.79% due 06/15/2020*	315,000	317,756
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	760,000	760,000
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	750,000	799,688
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	775,000	847,463

		10,743,147

Medical-Outpatient/Home Medical — 0.3%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	695,000	701,081

MRI/Medical Diagnostic Imaging — 0.3%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	734,000	734,000

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	410,000	423,325

Oil & Gas Drilling — 0.2%
Helmerich & Payne International Drilling Co. Company Guar. Notes 4.65% due 03/15/2025*	375,000	387,108

Oil Companies-Exploration & Production — 3.1%
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	124,800
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	190,000	183,588
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	351,750
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	285,000	293,550
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	425,000	402,687
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	270,000	237,600
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	445,000	468,362
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	575,000	560,625
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	570,000	609,900
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*	1,050,000	1,052,625
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	964,000	1,030,227
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	345,000	361,388
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	315,000	311,063
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	180,000	183,150
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	635,000	628,650
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	405,000	416,218

		7,216,183

Oil Refining & Marketing — 0.3%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	770,000	800,800

Oil-Field Services — 0.2%
FTS International, Inc. FRS Company Guar. Notes 7.78% due 06/15/2020*	475,000	472,667

Paper & Related Products — 0.4%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*	675,000	653,062
Mercer International, Inc. Company Guar. Notes 7.00% due 12/01/2019	230,000	240,350

		893,412

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	480,000	483,600

Pipelines — 1.2%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	600,000	624,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	643,802
Kinder Morgan, Inc. Company Guar. Notes 6.50% due 09/15/2020	430,000	491,708
Kinder Morgan, Inc. Company Guar. Notes 7.00% due 06/15/2017	180,000	195,744
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	575,000	562,063
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	200,000	207,000

		2,724,317

Racetracks — 0.6%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	610,000	620,675
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	660,000	664,950

		1,285,625

Real Estate Investment Trusts — 0.9%
DuPont Fabros Technology LP Company Guar. Notes 5.88% due 09/15/2021	450,000	455,625
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	500,000	486,250
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,000,000	986,250
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	80,000	78,400

		2,006,525

Rental Auto/Equipment — 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	580,000	572,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	445,000	451,675
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,275,000	1,231,969

		2,256,394

Retail-Drug Store — 0.4%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	130,000	133,900
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	730,000	766,500

		900,400

Retail-Hypermarkets — 0.3%
Tops Holding LLC/Tops Markets II Corp Senior Sec. Notes 8.00% due 06/15/2022*	670,000	670,838

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	210,000	224,175

Retail-Pawn Shops — 0.2%
First Cash Financial Services, Inc. Company Guar. Notes 6.75% due 04/01/2021	365,000	384,163

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	60,000	63,150
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	145,000	153,700

		216,850

Retail-Restaurants — 0.3%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	700,000	750,750

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(4)(5)(6)	550,000	0

Satellite Telecom — 0.2%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	490,000	479,588

Security Services — 0.6%
ADT Corp. Senior Notes 6.25% due 10/15/2021	1,395,000	1,464,750

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	580,000	595,950

Specified Purpose Acquisitions — 0.5%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	1,135,000	1,188,912

Steel-Producers — 0.4%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	725,000	603,562
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	371,000	387,695

		991,257

Telecom Services — 0.7%
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	500,000	485,000
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022*	890,000	921,150
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	305,000	285,175

		1,691,325

Telephone-Integrated — 1.4%
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	945,000	859,950
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	330,000	346,071
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	149,000	158,126
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	945,000	1,009,921
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020	805,000	787,894

		3,161,962

Television — 0.6%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	325,000	322,562
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	990,000	1,019,700
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	60,000	59,400

		1,401,662

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	85,000	86,806

Total U.S. Corporate Bonds & Notes (cost $100,068,626)		99,245,209

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Auto-Cars/Light Trucks — 0.2%
Fiat Chrysler Automobiles NV Senior Notes 5.25% due 04/15/2023*	600,000	588,120

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	486,387

Cellular Telecom — 0.2%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	380,000	380,950

Chemicals-Diversified — 0.8%
INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019*	450,000	452,250
INEOS Group Holdings SA Sec. Notes 6.13% due 08/15/2018*	1,305,000	1,332,731

		1,784,981

Containers-Metal/Glass — 0.3%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(7)	304,880	315,551
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	364,087
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	51,176	52,200

		731,838

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	470,000	417,125

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	205,000	211,663

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	180,000	178,596

Engineering/R&D Services — 0.2%
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*	395,000	391,050

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.25% due 07/01/2020	170,000	170,106
Aircastle, Ltd. Senior Notes 5.13% due 03/15/2021	840,000	848,400

		1,018,506

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 5.63% due 02/15/2020*	405,000	395,888
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	205,000	195,775

		591,663

Independent Power Producers — 0.1%
Abengoa Yield PLC Company Guar. Notes 7.00% due 11/15/2019*	295,000	303,850

Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	15,000	15,263
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	35,000	33,950

		49,213

Medical-Biomedical/Gene — 0.4%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*	945,000	945,000

Medical-Drugs — 0.5%
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(8)	395,000	400,925
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	235,000	237,350
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	440,000	451,000

		1,089,275

Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 6.00% due 01/31/2019*	425,000	411,188

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 5.20% due 03/15/2025	83,000	82,175

Oil Companies-Exploration & Production — 0.4%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	520,000	479,700
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	425,000	407,469

		887,169

Paper & Related Products — 0.2%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	530,000	512,775

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	240,000	212,520
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	695,000	705,425

		917,945

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.13% due 06/15/2020*	300,000	302,250

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.00% due 01/15/2015*†(1)(4)(5)(9)	1,025,000	0

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	445,000	443,609

Telecom Services — 1.0%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	400,000	397,120
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	350,000	368,375
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	455,000	500,500
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	390,000	366,600
Digicel, Ltd. Company Guar. Notes 6.75% due 03/01/2023*	250,000	245,075
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	360,000	383,400

		2,261,070

Telephone-Integrated — 0.2%
SoftBank Group Corp. Company Guar. Notes 4.50% due 04/15/2020*	545,000	547,044

Total Foreign Corporate Bonds & Notes (cost $16,704,285)		15,533,442

LOANS (10)(11)(15) — 45.3%
Advertising Sales — 0.5%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/25/2021	584,877	581,535
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.50% due 07/25/2022	515,000	517,207

		1,098,742

Aerospace/Defense-Equipment — 0.6%
TransDigm, Inc. FRS BTL-D 3.75% due 06/02/2021	1,488,722	1,475,231

Airlines — 1.4%
American Airlines, Inc. FRS BTL 2.75% due 06/26/2020	1,325,630	1,311,820
American Airlines, Inc. FRS BTL-B 3.50% due 10/10/2021	484,000	482,488
LM US Member LLC FRS 1st Lien 4.75% due 10/25/2019	620,373	619,597
LM US Member LLC FRS BTL 4.75% due 10/25/2019	23,040	23,011
LM US Member LLC FRS 2nd Lien 8.25% due 01/25/2021	250,000	248,125
United Airlines, Inc. FRS BTL-B1 3.75% due 09/15/2021	645,125	644,991

		3,330,032

Applications Software — 1.0%
Applied Systems, Inc. FRS 2nd Lien 7.50% due 01/24/2022	867,550	868,851
Deltek, Inc. FRS BTL-1st Lien 5.00% due 06/25/2022	56,134	55,994
Deltek, Inc. FRS BTL-2nd Lien 9.50% due 06/17/2023	247,000	248,235
Mitchell International, Inc. FRS BTL 4.50% due 10/12/2020	883,199	880,716
Mitchell International, Inc. FRS 2nd Lien 8.50% due 10/11/2021	320,000	318,560

		2,372,356

Auto-Cars/Light Trucks — 0.7%
Chrysler Group LLC FRS BTL-B 3.25% due 12/31/2018	1,591,940	1,587,164

Auto/Truck Parts & Equipment-Original — 0.9%
Cooper-Standard Automotive, Inc. FRS BTL 3.25% due 04/04/2021	795,980	793,990
Federal-Mogul Holdings Corp. FRS BTL-C 4.75% due 04/15/2021	547,243	539,718
MPG Holdco I, Inc. FRS BTL-B 3.75% due 10/20/2021	718,037	716,535
TI Group Automotive Systems LLC FRS BTL 4.50% due 06/24/2022	84,000	84,105

		2,134,348

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. FRS BTL-B3 3.50% due 08/23/2019	154,608	154,801

Bicycle Manufacturing — 0.3%
SRAM LLC FRS 1st Lien 4.00% due 04/10/2020	730,921	729,094

Bloodstock Services — 0.0%
NVA Holdings, Inc. FRS 1st Lien 4.75% due 08/14/2021	27,860	27,872

Broadcast Services/Program — 1.1%
iHeartCommunications, Inc. FRS BTL-D 6.94% due 01/30/2019	2,760,000	2,543,224

Building & Construction Products-Misc. — 0.3%
Royal Holdings, Inc. FRS BTL-1st Lien 4.50% due 06/19/2022	623,000	623,195

Building & Construction-Misc. — 0.1%
Brock Holdings III, Inc. FRS 1st Lien 7.50% due 03/16/2017	312,407	309,283

Building Products-Cement — 1.0%
Headwaters, Inc. FRS BTL-B 4.50% due 03/24/2022	590,000	590,737
Quikrete Holdings, Inc. FRS 1st Lien 4.00% due 09/28/2020	600,000	599,750
Summit Materials LLC FRS BTL-B 4.25% due 07/17/2022	1,053,000	1,051,684

		2,242,171

Building-Residential/Commercial — 0.0%
TOUSA, Inc. FRS Escrow Loans 12.25% due 08/15/2013†(1)(4)	2,037,810	0

Cable/Satellite TV — 0.2%
Ziggo NV FRS BTL-B1 3.50% due 01/15/2022	147,915	146,047
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	95,319	94,116
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	156,766	154,787

		394,950

Casino Hotels — 1.7%
Boyd Gaming Corp. FRS BTL-B 4.50% due 08/14/2020	609,206	609,883
CityCenter Holdings LLC FRS BTL-B 4.25% due 10/16/2020	650,000	649,652
Golden Nugget, Inc. FRS Delayed Draw 5.50% due 11/21/2019	137,439	138,470
Golden Nugget, Inc. FRS BTL 5.50% due 11/21/2019	320,692	323,097
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	895,408	888,506
Peppermill Casinos, Inc. FRS BTL-B 7.25% due 11/09/2018	790,901	794,856
Station Casinos LLC FRS BTL-B 4.25% due 03/02/2020	601,818	600,851

		4,005,315

Chemicals-Diversified — 0.2%
Ineos US Finance LLC FRS BTL 4.25% due 03/31/2022	364,087	363,632

Chemicals-Specialty — 0.6%
Univar, Inc. FRS BTL 4.25% due 07/01/2022	1,046,000	1,042,731
Zep, Inc. FRS BTL 4.75% due 06/27/2022	410,000	410,513

		1,453,244

Coal — 0.2%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	518,973	354,848

Commercial Services — 0.9%
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	769,771	765,281
Brickman Group, Ltd. FRS 2nd Lien 4.00% due 12/18/2021	515,000	515,257
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	721,553	722,069

		2,002,607

Commercial Services-Finance — 0.6%
Harland Clarke Holdings Corp. FRS BTL 6.00% due 08/04/2019	313,885	314,539
TransUnion LLC FRS BTL-B2 3.75% due 04/09/2021	1,192,580	1,180,654

		1,495,193

Communications Software — 0.4%
Securus Technologies Holdings, Inc. FRS BTL-B2 5.25% due 04/30/2020	1,000,000	982,500

Computer Services — 0.8%
DynCorp International, Inc. FRS BTL 6.25% due 07/07/2016	560,000	552,534
Presidio, Inc. FRS BTL 5.25% due 02/02/2022	421,344	421,607
Science Applications Int. Corp. FRS BTL-B 3.75% due 09/26/2018	780,000	780,975

		1,755,116

Computers-Integrated Systems — 1.3%
Kronos, Inc. FRS 1st Lien 4.50% due 10/30/2019	1,363,831	1,362,468
Kronos, Inc. FRS 2nd Lien 9.75% due 04/30/2020	564,557	579,377
Riverbed Technology, Inc. FRS BTL-B 6.00% due 04/24/2022	505,733	509,842
SS&C Technologies, Inc. FRS BTL-A1 2.75% due 07/08/2020	49,392	49,330
SS&C Technologies, Inc. FRS BTL-A2 2.75% due 07/08/2020	76,608	76,512
SS&C Technologies, Inc. FRS BTL-B1 3.25% due 07/08/2022	328,090	327,953
SS&C Technologies, Inc. FRS BTL-B2 3.25% due 07/08/2022	73,910	73,879

		2,979,361

Computers-Periphery Equipment — 0.5%
CDW LLC FRS BTL-B 5.00% due 04/29/2020	1,142,887	1,132,094

Consumer Products-Misc. — 0.6%
Reynolds Group Holdings, Inc. FRS BTL 4.50% due 12/01/2018	1,166,660	1,168,847
Spectrum Brands, Inc. FRS BTL 3.75% due 06/09/2022	255,000	255,425

		1,424,272

Containers-Metal/Glass — 1.1%
Anchor Glass Container Corp. FRS BTL-1st Lien 4.50% due 07/01/2022	1,430,000	1,430,000
Berlin Packaging LLC FRS 1st Lien 4.50% due 10/01/2021	547,243	547,472
Novelis, Inc. FRS BTL-B 4.00% due 06/02/2022	543,000	539,606

		2,517,078

Containers-Paper/Plastic — 0.5%
Berry Plastics Group, Inc. FRS BTL-D 3.50% due 02/08/2020	1,205,749	1,199,117

Data Processing/Management — 1.1%
First Data Corp. FRS 2nd Lien 3.69% due 03/24/2017	750,000	747,773
First Data Corp. FRS BTL 3.69% due 03/24/2018	1,720,000	1,713,550
First Data Corp. FRS BTL 3.69% due 06/23/2022	174,000	173,185

		2,634,508

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	545,865	534,113

Diagnostic Kits — 0.2%
Alere, Inc. FRS BTL-B 4.25% due 06/18/2022	492,000	492,205

Dialysis Centers — 0.9%
DaVita HealthCare Partners, Inc. FRS BTL-B 3.50% due 06/24/2021	1,488,722	1,487,170
US Renal Care, Inc. FRS BTL-B2 4.25% due 07/03/2019	496,212	495,282

		1,982,452

Direct Marketing — 0.4%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	985,000	981,511

Distribution/Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc. FRS BTL-B 3.50% due 04/16/2020	1,102,998	1,099,091
Spin Holdco, Inc. FRS 1st Lien 4.25% due 11/14/2019	995,000	991,269

		2,090,360

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	1,117,796	990,298

Educational Software — 0.2%
Evergreen Skills Lux Sarl FRS 1st Lien 5.75% due 04/28/2021	447,744	436,870

Electric-Integrated — 0.3%
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.67% due 10/10/2017)†(2)(3)	1,372,835	785,948

Electronic Components-Semiconductors — 0.5%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	649,008	649,671
Freescale Semiconductor, Inc. FRS BTL-B5 5.00% due 01/15/2021	427,388	428,694

		1,078,365

Energy-Alternate Sources — 0.3%
Granite Acquisition, Inc. FRS BTL-B 5.00% due 12/19/2021	740,532	747,924
Granite Acquisition, Inc. FRS BTL-C 5.00% due 12/19/2021	32,747	33,074

		780,998

Engineering/R&D Services — 0.0%
OPE USIC Holdings, Inc. FRS BTL-1st Lien 4.00% due 07/10/2020	93,761	93,058

Enterprise Software/Service — 0.7%
Epicor Software Co. FRS 1st Lien 4.75% due 06/01/2022	397,000	395,429
Infor US, Inc. FRS BTL-B5 3.75% due 06/03/2020	1,117,113	1,100,635

		1,496,064

Extended Service Contracts — 0.7%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	1,152,481	1,132,313
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	595,000	582,852

		1,715,165

Finance-Mortgage Loan/Banker — 0.3%
Walter Investment Management Corp. FRS BTL-B 4.75% due 12/19/2020	640,126	604,386

Food-Baking — 0.2%
Old HB, Inc. FRS BTL-B 6.75% due 04/09/2020	380,025	386,676

Food-Catering — 0.4%
Aramark Services, Inc. FRS BTL-F 3.25% due 02/24/2021	920,340	915,738

Food-Misc./Diversified — 1.8%
Dole Food Co., Inc. FRS BTL-B 4.50% due 11/01/2018	543,956	543,956
Kraft Heinz Foods Co. FRS BTL 3.25% due 06/05/2020	2,069,866	2,069,349
Pinnacle Foods Finance LLC FRS BTL-H 3.00% due 04/29/2020	1,639,510	1,630,288

		4,243,593

Food-Retail — 0.2%
Albertson’s Holdings LLC FRS BTL-B4 5.50% due 08/25/2021	356,108	357,645

Gambling (Non-Hotel) — 0.4%
Mohegan Tribal Gaming Authority FRS BTL-B 5.50% due 11/19/2019	856,160	851,451

Hospital Beds/Equipment — 0.1%
National Surgical Hospitals, Inc. FRS 1st Lien 4.50% due 06/01/2022	294,000	293,265

Hotels/Motels — 1.2%
Hilton Worldwide Finance LLC FRS BTL 3.50% due 10/26/2020	2,796,492	2,793,774

Human Resources — 0.8%
Ceridian HCM Holding, Inc. FRS BTL 4.50% due 09/15/2020	746,250	738,601
CHG Buyer Corp. FRS BTL 4.25% due 11/19/2019	1,002,391	1,000,825

		1,739,426

Independent Power Producers — 0.7%
Calpine Corp. FRS BTL-B5 3.50% due 05/27/2022	435,000	430,582
Calpine Corp. FRS Delayed Draw 4.00% due 10/30/2020	1,269,509	1,266,533

		1,697,115

Insurance-Property/Casualty — 0.4%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	781,396	777,629
Asurion LLC FRS BTL 5.00% due 05/24/2019	175,916	176,038

		953,667

Internet Financial Services — 0.2%
US LLC 2 FRS BTL 4.75% due 08/06/2021	392,038	390,077

Internet Security — 0.1%
Blue Coat Systems, Inc. FRS BTL 3.50% due 05/20/2022	220,000	218,992

Investment Companies — 0.4%
MJ Acquisition Corp. FRS 1st Lien 4.00% due 04/22/2022	77,000	76,807
RPI Finance Trust FRS BTL-B4 3.50% due 11/09/2020	753,108	753,108

		829,915

Investment Management/Advisor Services — 0.2%
National Financial Partners Corp. FRS BTL 4.50% due 07/01/2020	498,745	498,121

Leisure Games — 0.3%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	781,538	784,252

Leisure Products — 0.4%
Leslie’s Poolmart, Inc. FRS Tranche B 4.25% due 10/16/2019	859,269	858,410

Machinery-Electrical — 0.3%
Alliance Laundry Systems LLC FRS 1st Lien 4.25% due 12/10/2018	681,675	682,527

Machinery-General Industrial — 0.4%
Rexnord LLC FRS 1st Lien 4.00% due 08/21/2020	1,034,796	1,030,916

Medical Labs & Testing Services — 0.7%
American Renal Holdings, Inc. FRS 2nd Lien 8.50% due 03/20/2020	290,000	288,550
FHC Health Systems, Inc. FRS BTL 4.00% due 12/23/2021	658,350	650,944
inVentiv Health, Inc. FRS BTL-B4 7.75% due 05/15/2018	590,000	588,279
Surgical Care Affiliates LLC FRS BTL 4.25% due 03/17/2022	108,728	108,863

		1,636,636

Medical Products — 0.2%
ConvaTec, Inc. FRS BTL-B 4.25% due 06/15/2020	29,000	28,976
DJO Finance LLC FRS BTL 3.25% due 06/08/2020	378,000	378,000

		406,976

Medical Sterilization Products — 0.1%
Sterigenics-Nordion Holdings LLC FRS BTL-B 4.25% due 05/15/2022	294,000	294,000

Medical-Drugs — 1.0%
Endo Luxembourg Finance Co. FRS BTL 3.50% due 06/11/2016	573,000	572,284
Endo Luxembourg Finance Co. FRS BTL-B 3.75% due 06/11/2022	652,000	653,630
Horizon Pharma, Inc. FRS BTL-B 3.50% due 04/22/2021	310,000	310,775
Quintiles Transnational Corp. BTL-B 3.25% due 05/12/2022	150,000	150,375
Valeant Pharmaceuticals International, Inc. FRS BTL-B 3.50% due 04/01/2022	648,375	647,785

		2,334,849

Medical-Generic Drugs — 0.5%
Amneal Pharmaceuticals LLC FRS BTL-B 4.00% due 11/01/2019	399,175	399,175
Amneal Pharmaceuticals LLC FRS BTL-B 4.50% due 11/01/2019	730,000	730,000

		1,129,175

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC BTL-B 3.75% due 03/31/2021	1,051,579	1,045,171

Medical-Hospitals — 0.5%
Ardent Medical Services, Inc. FRS 2nd Lien 11.00% due 01/02/2019	235,000	236,762
CHS/Community Health Systems, Inc. FRS BTL-F 3.53% due 12/31/2018	286,419	286,010
RegionalCare Hospital Partners, Inc. 1st Lien 5.25% due 04/23/2019	650,075	648,044

		1,170,816

Medical-Outpatient/Home Medical — 0.4%
Amsurg Corp. FRS BTL 3.75% due 07/16/2021	847,939	848,734
National Mentor Holdings, Inc. Tranche B 4.25% due 01/27/2021	141,285	140,896

		989,630

Multimedia — 0.8%
CDS U.S. Intermediate Holdings, Inc. FRS BTL 5.00% due 07/08/2022	471,000	470,411
TWCC Holding Corp. FRS BTL-B 5.00% due 02/13/2020	578,382	570,067
TWCC Holding Corp. FRS 2nd Lien 7.00% due 06/26/2020	315,000	292,950
Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.50% due 06/30/2023	504,991	499,547

		1,832,975

Non-Hazardous Waste Disposal — 0.3%
Infiltrator Systems Integrated LLC FRS BTL 5.25% due 05/27/2022	196,000	196,898
Waste Industries USA, Inc. FRS BTL-B 4.25% due 02/27/2020	444,885	445,997

		642,895

Oil & Gas Drilling — 0.4%
Drillships Financing Holding, Inc. FRS BTL-B1 6.00% due 03/31/2021	323,354	262,402
Jonah Energy LLC FRS 2nd Lien 7.50% due 05/12/2021	400,000	378,000
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021	264,990	201,393

		841,795

Oil Companies-Exploration & Production — 0.3%
Fieldwood Energy LLC FRS 2nd Lien 8.38% due 09/30/2020	340,000	258,825
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	430,000	319,275

		578,100

Oil-Field Services — 0.2%
McJunkin Red Man Corp. FRS BTL-B 5.00% due 11/08/2019	348,966	345,913

Pharmacy Services — 0.0%
Air Medical Group Holdings, Inc. BTL-B 4.50% due 04/06/2022	46,000	45,636

Professional Sports — 0.5%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	1,080,000	1,072,913

Real Estate Management/Services — 1.0%
Capital Automotive LP FRS 2nd Lien 6.00% due 04/30/2020	305,000	309,448
Realogy Group LLC FRS BTL-B 3.75% due 03/05/2020	2,021,439	2,015,755

		2,325,203

Resort/Theme Parks — 0.2%
Six Flags Theme Parks, Inc. FRS BTL-B 2.75% due 06/17/2022	394,000	394,000

Retail-Leisure Products — 0.3%
LTF Merger Sub, Inc. FRS BTL-B 4.25% due 06/10/2022	794,000	787,549

Retail-Office Supplies — 0.3%
Staples, Inc. FRS BTL-B 3.50% due 04/07/2021	600,000	598,834

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 3.25% due 03/11/2022	224,000	223,644

Rubber/Plastic Products — 0.1%
US Farathane LLC FRS BTL 6.75% due 12/23/2021	327,600	329,025

Schools — 0.4%
Laureate Education, Inc. FRS BTL-B 5.00% due 06/18/2018	997,418	930,092

Telecommunication Equipment — 0.4%
SBA Senior Finance II LLC FRS BTL-B 3.25% due 06/01/2022	839,000	828,862

Telephone-Integrated — 0.5%
Level 3 Financing, Inc. FRS BTL-B2 2.75% due 05/31/2022	531,000	526,852
XO Communications LLC FRS BTL 4.25% due 03/19/2021	545,854	544,626

		1,071,478

Television — 2.2%
Sinclair Television Group, Inc. FRS BTL-B1 3.50% due 07/30/2021	845,000	843,733
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	889,605	889,234
Univision Communications, Inc. FRS BTL 4.00% due 03/01/2020	3,411,853	3,389,464

		5,122,431

Therapeutics — 0.2%
21st Century Oncology Holdings FRS BTL 6.50% due 04/30/2022	520,000	514,800

Total Loans (cost $105,517,310)		104,402,099

COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(1)(4)	7,270	35,012

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(4)	19,388	0

Total Common Stocks (cost $204,046)		35,012

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(12) (cost $232,720)	23,439	234,390

PREFERRED SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
GMAC Capital Trust I FRS Series 2 8.13% (cost $1,191,987)	46,500	1,208,070

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. FRS 5.63% due 12/15/2019(13)	110,000	110,688

Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS 5.30% due 05/01/2020(13)	110,000	109,186

Insurance-Multi-line — 0.3%
Voya Financial, Inc. FRS 5.65% due 05/15/2053	600,000	612,750

Total Preferred Securities/Capital Securities (cost $846,250)		832,624

WARRANTS — 0.2%
Television — 0.2%
ION Media Networks, Inc Expires 12/18/2016 (strike price $0.01)(1)(4)(12)	332	212,700
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(1)(4)(12)	328	210,138

Total Warrants (cost $0)		422,838

TOTAL INVESTMENTS (cost $227,758,999)(14)	97.3%	224,531,493
Other assets less liabilities	2.7	6,209,307

NET ASSETS —	100.0%	$230,740,800

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $52,734,611 representing 22.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Security in default of interest.

(3)	Company has filed for Chapter 11 bankruptcy protection.

(4)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $457,850 representing 0.2% of net assets.

(5)	Security in default of interest and principal at maturity.

(6)	Company has filed for Chapter 7 bankruptcy.

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(9)	Company has filed for bankruptcy protection in the country of issuance.

(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates of June 30, 2015. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the SunAmerica Flexible Credit Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificates

Herbst Gaming, Inc.	03/26/2008	23,439	$232,720	$234,390	$10	0.10%
Warrants
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/01/2011	332	0	212,700	640.66	0.09
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	11/11/2010	327	0
	03/01/2011	1	0

		328	0	210,138	640.66	0.09

				$657,228		0.28%

(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	See Note 3 for cost of investments on a tax basis.
(15)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

BTL — Bank Term Loan

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$2,617,809	$—	$2,617,809
Convertible Bonds & Notes	—	—	0	0
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	99,245,209	—	99,245,209
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	15,533,442	—	15,533,442
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	104,402,099	—	104,402,099
Common Stocks	—	—	35,012	35,012
Membership Interest Certificates	—	234,390	—	234,390
Preferred Securities	1,208,070	—	—	1,208,070
Preferred Securities/Capital Securities	—	832,624	—	832,624
Warrants	—	—	422,838	422,838

Total Investments at Value	$1,208,070	$222,865,573	$457,850	$224,531,493

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter (“OTC”) market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2015, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of June 30, 2015, the Strategic Bond Fund had open forward contracts, which is reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of June 30, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2015, please refer to the Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(1)
Strategic Bond	$564,655	$137,291

(1)	Reported as unrealized appreciation/depreciation on forward foreign currency contracts in the Portfolio of Investments.

The following table represents the average monthly balances of derivatives held during the period ended June 30, 2015:

Average Amount Outstanding During the Period
Foreign Exchange Contracts (1)
Fund
Strategic Bond	$60,645,498

(1)	Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of June 30, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	1.49%	$6,225,000
Strategic Bond	0.85	3,559,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated June 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $417,959,000, a repurchase price of $417,959,000, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	12/31/2017	$95,215,000	$94,954,682
U.S. Treasury Notes	2.13	08/15/2021	250,000,000	254,246,750
U.S. Treasury Notes	3.38	11/15/2019	6,740,000	7,294,999
U.S. Treasury Notes	3.50	02/15/2018	40,000,000	43,203,360
U.S. Treasury Bonds	8.00	11/15/2021	19,400,000	26,623,474

Note 3. Federal Income Taxes

As of June 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	Strategic Bond Fund	Flexible Credit Fund
Cost	$181,630,985	$468,486,770	$228,217,338

Appreciation	6,425,969	4,724,893	2,169,828
Depreciation	(1,440,235)	(21,627,556)	(5,855,673)

Unrealized appreciation (depreciation) — net	$4,985,734	$(16,902,663)	$(3,685,845)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2015